Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2023
Cash Flow Statement [Abstract]
Summary of Cash Flow Information

(CAD$ in millions)	December 31, 2023	December 31, 2022
Cash and cash equivalents
Cash	$399	$259
Investments with maturities from the date of acquisition of three months or less	345	1,624
	$744	$1,883

Summary of Non-Cash Working Capital Items

(CAD$ in millions)	2023	2022
Net change in non-cash working capital items
Trade and settlement receivables	$(583)	$478
Inventories	(426)	(421)
Prepaids and other current assets	(237)	(401)
Trade accounts payable and other liabilities	256	237
	$(990)	$(107)